SCHEDULE OF FOREIGN CURRENCY TRANSLATION (Details)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate translation	7.8000
Year End HKD [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate translation	7.8000	7.8000	7.8000
Year Average HKD [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate translation	7.8000	7.8000	7.8000